INCOME TAXES	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

20.	INCOME TAXES

As the Company operates in the legal cannabis industry, certain subsidiaries of the Company are subject to the limits of IRC Section 280E for U.S. federal income tax purposes. Under IRC Section 280E, these subsidiaries are generally only allowed to deduct expenses directly related to the Cost of Goods Sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss recognized for financial reporting purposes.

The Company is treated as a U.S. corporation for U.S. federal income tax purposes under IRC Section 7874 and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company for Canadian income tax purposes as defined in the ITA. As a result, the Company is subject to taxation both in Canada and the United States. The Company is also subject to state income taxation in various state jurisdictions in the United States. The Company’s income tax is accounted for in accordance with IAS 12 Income Taxes.

For the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022 and 2021, income tax expense consisted of:

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Current expense:
Federal	122,714	498,435	217,571	113,699
State	29,933	68,861	27,787	36,844
Adjustment to prior years provision versus statutory tax returns	6,827	273,994	-	-
Total current expense:	159,474	841,290	245,358	150,543
Deferred expense (benefit):
Federal	184,510	(1,354,696)	(990,452)	(1,288,637)
State	39,554	(389,828)	(350,374)	(322,400)
Change in unrecognized deductible temporary differences	-	1,274,166	1,340,826	1,611,037
Total deferred (benefit):	224,064	(470,358)	-	-
Total income tax expense:	383,539	370,932	245,359	150,543

The difference between the income tax expense for the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022, and 2021, and the expected income taxes based on the statutory tax rate applied to gain (loss) from operations before taxes are as follows:

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Gain (Loss) from operations before taxes	1,055,966	(291,388)	665,309	(864,202)
Statutory tax rates	27.37%	24.46%	27.25%	27.25%
Expected income tax (recovery)	289,056	(71,275)	181,297	(235,495)
Change in statutory tax rates and FX rates	(2,030)	21,890	92,662	84,952
Nondeductible expenses	(180,803)	1,069,536	38,802	(42,264)
Deferral adjustments	224,064	(1,189,931)	(1,374,372)	(1,260,938)
Change in unrecognized deductible temporary differences	-	1,274,166	1,340,826	1,611,038
Net operating loss	46,425	(1,323,949)	-	-
Fiscal year to calendar year adjustment	-	316,501	(33,856)	(6,749)
Adjustment to prior years provision versus statutory tax returns	6,827	273,994	-	-
Total income tax expense:	383,539	370,932	245,358	150,543

The following tax assets arising from temporary differences and non-capital losses have been recognized in the consolidated financial statements for the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022, and 2021:

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Property, plant and equipment	8,061	127,305	-	-
Inventory	129,573	127,846	-	-
ROU Leases	(168,327)	(108,206)	-	-
Net Operating Loss Carryforward (federal)	274,831	318,614	-	-
Net Operating Loss Carryforward (state)	2,156	4,799	-	-
Net deferred tax assets:	246,294	470,358	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not taxable until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and temporary differences related to property, plant and equipment and inventory, and have been offset against deferred income tax liabilities. As of December 31, 2023, the Company has estimated Canadian non-capital losses of CAD$9,000,490. These Canadian non-capital losses are available to be carried forward, to be applied against the Company’s taxable income earned in Canada over the next 20 years and expire between 2030 and 2042. The deferred tax benefit of these Canadian tax losses has not been set up as an asset as it is not probable that sufficient taxable profits will be available for Canadian tax purposes to realize the carryforward of unused tax losses. Additionally, the deferred tax benefit of capitalized transaction costs and startup costs have not been setup as a deferred tax asset since it is not probable that the Company would be able to realize these deductible temporary differences for U.S. tax purposes.

The Company operates in various U.S. state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with IAS 12, the Company recognizes the benefits of uncertain tax positions in our financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained. For the transition period ended December 31, 2023, and the years ended October 31, 2023, and 2022, the Company did not record an accrual for uncertain tax positions.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes. There are no positions for which it is reasonably possible that the uncertain tax benefit will significantly increase or decrease within twelve months. The Company files income tax returns in the United States, including various state jurisdictions, and in Canada, which remain open to examination by the respective jurisdictions for the 2018 tax year to the present.

U.S. Federal and state tax laws impose restrictions on net operating loss carryforwards in the event of a change in ownership of the Company, as defined by the IRC Section 382. The Company does not believe that a change in ownership, as defined by IRC Section 382, has occurred but a formal study has not been completed.

U.S. Congress passed the Inflation Reduction Act in August 2022. The Company does not anticipate any impact to its income tax provision as a result of the new U.S. legislation.

20.	INCOME TAXES

The Company is treated as a U.S. corporation for U.S. federal income tax purposes under Internal Revenue Code (“IRC”) Section 7874 and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company for Canadian income tax purposes as defined in the Income Tax Act (Canada). As a result, the Company is subject to taxation both in Canada and the United States. The Company is also subject to state income taxation in various state jurisdictions in the United States. The Company’s income tax is accounted for in accordance with IAS 12 – Income Taxes.

For the nine months and three months ended September 30, 2024 and October 31, 2023, income taxes expense consisted of:

	Three months ended September 30, 2024	Three months ended October 31, 2023	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$	$	$
Current expense:
Federal	424,476	397,430	1,245,193	599,289
State	57,374	68,429	320,942	167,247
Adjustment to prior years provision versus statutory tax returns	85,722	-	69,622	-
Total current expense:	567,572	465,859	1,635,757	766,536
Deferred expense (benefit):
Federal	(281,033)	(1,354,696)	(289,485)	(1,354,696)
State	(74,270)	(389,828)	(82,721)	(389,828)
Change in unrecognized deductible temporary differences	46,613	1,274,166	(81,663)	1,274,166
Total deferred expense (benefit):	(308,690)	(470,358)	(453,869)	(470,358)
Total income tax expense (benefit):	258,882	(4,499)	1,181,888	296,178

The difference between the income tax expense for the three and nine months ended September 30, 2024 and October 31, 2023, and the expected income taxes based on the statutory tax rate applied to gain (loss) from operations before taxes are as follows:

	Three months ended September 30, 2024	Three months ended October 31, 2023	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$	$	$
Gain (loss) from operations before taxes	(408,358)	(2,016,823)	(11,224,874)	(958,679)
Statutory tax rates	31.01%	27.33%	28.92%	28.49%
Expected income tax (recovery)	(126,652)	(551,247)	(3,246,138)	(273,109)
Change in statutory tax rates and FX rates	(193,835)	(15,600)	(37,689)	-
Nondeductible expenses	2,223,334	(1,006,346)	5,120,740	(740,342)
Deferral adjustments	(1,442,176)	1,568,694	(819,414)	1,309,629
Change in unrecognized deductible temporary	(186,951)	-	(81,664)	-
differences
Net operating loss	178,585	-	(2,156)	-
Fiscal year to calendar year adjustment	(279,144)	-	178,585	-
Adjustment to prior years provision versus statutory tax returns	85,722	-	69,622	-
Total income tax expense (benefit):	258,882	(4,499)	1,181,888	296,178

The following tax assets arising from temporary differences and non-capital losses have been recognized in the consolidated financial statements for the nine months ended September 30, 2024, and the two months ended December 31, 2023:

	September 30, 2024	December 31, 2023
	$	$
Property, plant and equipment	216,628	8,061
Inventory	780,104	129,573
ROU Leases	(298,723)	(168,327)
Net Operating Loss Carryforward (federal)	-	274,831
Net Operating Loss Carryforward (state)	2,156	2,156
Net deferred tax assets:	700,165	246,294

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not taxable until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and temporary differences related to property, plant and equipment and inventory, and have been offset against deferred income tax liabilities. As of September 30, 2024, the Company has estimated Canadian non-capital losses of CAD$9,748,296 and capital losses of CAD$5,168,246. The Canadian non-capital losses are available to be carried forward, to be applied against Grown Rogue International Inc.’s taxable income earned in Canada over the next 20 years and expire between 2030 and 2043. The Canadian capital losses can be carried forward indefinitely. The deferred tax benefit of these Canadian tax losses has not been set up as an asset as it is not probable that sufficient taxable profits will be available for Canadian tax purposes to realize the carryforward of unused tax losses. Additionally, the deferred tax benefit of capitalized transaction costs and startup costs have not been setup as a deferred tax asset since it is not probable that the Company would be able to realize these deductible temporary differences for U.S. tax purposes.

The Company operates in various U.S. state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with IAS 12, the Company recognizes the benefits of uncertain tax positions in our consolidated financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained. For the nine months ended September 30, 2024 and the two months ended December 31, 2023, the Company did not record an accrual for uncertain tax positions.

The Company files income tax returns in the United States, including various state jurisdictions, and in Canada, which remain open to examination by the respective jurisdictions starting with the 2018 tax year to the present.

Upon filing of its tax return for fiscal year ending October 31, 2023, the Company has adopted a new U.S. federal income tax position as of August 15, 2024, asserting that the restrictions of IRC Section 280E do not apply to the Company’s cannabis operations. The decision to adopt this position is supported by legal interpretations that challenge the Company’s tax liability as determined pursuant to IRC Section 280E. If the Company’s interpretation is upheld, the Company’s financial position could be significantly enhanced by the ability to deduct additional ordinary and necessary business expenses that are non-deductible under IRC Section 280E.

While the Company believes its position is supported by sound legal reasoning, the cannabis industry remains in a complex regulatory environment. The U.S. federal illegality of cannabis poses unique challenges and uncertainties, including the potential for differing interpretations and enforcement actions. The Company is prepared to vigorously defend its tax position if challenged and will continue to monitor legal developments in this matter closely; however, the Company cannot be certain that it will prevail on this issue with the Internal Revenue Service (“IRS”). As a precautionary measure, if the Company were not to prevail on this issue with the IRS, it has set aside reserves to mitigate the potential financial impact of such a determination, which is recognized within the Company’s income tax payable on its condensed interim consolidated statements of financial position (unaudited).

U.S. Federal and state tax laws impose restrictions on net operating loss carryforwards in the event of a change in ownership of the Company, as defined by the IRC Section 382. The Company does not believe that a change in ownership, as defined by IRC Section 382, has occurred but a formal study has not been completed.

U.S. Congress passed the Inflation Reduction Act in August 2022. The Company does not anticipate any impact to its income tax provision as a result of the new U.S. legislation.